BENEFIT PLANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BENEFIT PLANS
Employer matching eligible employee contributions (as a percent)	4.00%
Vesting period	6 years
Employer contributions	$ 115,000	$ 81,000